Capital Stock, Warrants and Stock Options (Tables)	12 Months Ended
Jun. 30, 2020
Equity [Abstract]
Schedule of Estimated Using the Binomial Model to Determine the Fair Value of Warrant Liabilities

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions on the day of issuance and as at June 30, 2020:

August 2019 issuance	August 1, 2019	June 30, 2020
Expected life	731 days	397 days
Volatility	100%	100%
Risk free interest rate	1.59%	1.11%
Dividend yield	0%	0%
Share price	$0.07	$0.73
Fair value	$468,227	$11,631,921
Change in derivative liability		$(11,163,694)

The warrant liabilities as a result of the December 2017, August 2018, November 2018, and June 2019 private placements were revalued as at June 30, 2020 and June 30, 2019 using the Binomial model and the following assumptions:

December 2017 issuance	June 30, 2019	June 30, 2020
Expected life	532 days	166 days
Volatility	100%	100%
Risk free interest rate	1.66%	0.69%
Dividend yield	0%	0%
Share price	$0.05	$0.73
Fair value	$0	$0
Change in derivative liability		$0

August 2018 issuance	June 30, 2019	June 30, 2020
Expected life	771 days	405 days
Volatility	100%	100%
Risk free interest rate	1.59%	1.20%
Dividend yield	0%	0%
Share price	$0.05	$0.73
Fair value	$0	$6,132
Change in derivative liability		$(6,132)

November 2018 issuance	June 30, 2019	June 30, 2020
Expected life	882 days	516 days
Volatility	100%	100%
Risk free interest rate	1.47%	1.34%
Dividend yield	0%	0%
Share price	$0.05	$0.73
Fair value	$1,875	$206,253
Change in derivative liability		$(204,378)

June 2019 issuance	June 30, 2019	June 30, 2020
Expected life	727 days	363 days
Volatility	100%	100%
Risk free interest rate	1.47%	1.15%
Dividend yield	0%	0%
Share price	$0.05	$0.73
Fair value	$114,934	$6,582,920
Change in derivative liability		$(6,467,986)

Schedule of Warrant Activity

Warrants

	Number of warrants	Weighted average exercise price (C$)	Weighted average Grant date Value ($)
Balance, June 30, 2018	663,496	$16.02	$6.13
Issued	12,582,988	0.38	0.07
Cancelled	(200,000)	20.00	7.50
Balance, June 30, 2019	13,046,484	$0.88	$0.27
Issued	27,360,284	0.27	0.03
Expired	(229,464)	8.50	3.54
Exercised (i)	(2,332,900)	0.25	0.02
Balance, June 30, 2020	37,844,404	$0.43	$0.09

(i) During the year ended June 30, 2020, 2,332,900 warrants were exercised at C$0.25 per warrant for gross proceeds of C$583,225 ($417,006). In conjunction with the exercise of warrants, the Company recognized a change in derivative liability of $871,710.

Schedule of Warrants Outstanding Exercise Prices
Expiry date	Exercise price (C$)	Number of warrants	Number of warrants exercisable
December 5, 2020	20.00	227,032	227,032
December 13, 2020	20.00	7,000	7,000
August 9, 2021	4.50	116,714	116,714
August 9, 2021	4.50	160,408	160,408
November 28, 2021	1.00	645,866	645,866
June 27, 2021	0.25	11,660,000	11,660,000
August 1, 2021	0.25	20,672,900	20,672,900
November 13, 2021	0.80	400,000	400,000
November 13, 2021	0.50	400,000	400,000
August 1, 2021	0.25	763,200	763,200
August 26, 2021	0.05	1,912,000	1,912,000
February 7, 2022	0.25	640,000	640,000
February 26, 2022	0.70	239,284	239,284
		37,844,404	37,844,404

Schedule of Stock Options

The following table summarizes the stock option activity during the years ended June 30, 2020:

	Number of stock options	Weighted average exercise price (C$)
Balance, June 30, 2018	287,100	$7.50
Granted (i)	43,750	8.00
Exercised	(43,750)	8.00
Balance, June 30, 2019	287,100	$7.50
Granted (ii)	7,532,659	0.56
Forfeited	(239,600)	9.78
Balance, June 30, 2020	7,580,159	$0.62

(i) On September 27, 2018, 43,750 fully-vested stock options were issued to a consultant to whom C$350,000 was due and payable and reflected in accrued liabilities at September 30, 2018. These options had a 5-year life and were exercisable at C$8.00 per share. On October 3, 2018, these options were exercised in full, with consideration received being the liability already on the Company’s books, extinguishing the liability in full. The grant date fair value of the options was estimated at $43,893. The vesting of these options resulted in stock-based compensation of $nil for the year ended June 30, 2020 (year ended June 30, 2019 - $43,893), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(ii) On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $309,211 for the year ended June 30, 2020 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iii) On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options were estimated at $1,536,764. The vesting of these options results in stock-based compensation of $162,855 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Stock Options

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
(i)	2.32%	0%	100%	C$2.30	5 years
(ii)	1.54%	0%	100%	C$0.50	5 years
(iii)	0.44%	0%	100%	C$0.50	5 years

Schedule of Stock Option Issued and Outstanding

The following table reflects the actual stock options issued and outstanding as of June 30, 2020:

Exercise price (C$)	Weighted average remaining contractual life (years)	Number of options outstanding	Number of options vested (exercisable)	Grant date fair value ($)
10.00	1.84	40,000	40,000	217,274
16.50	2.44	7,500	7,500	40,739
0.60	4.32	1,575,000	675,000	435,069
0.55	4.81	5,957,659	-	1,536,764
		7,580,159	722,500	2,229,846